Commitments and Contingencies (Details) - Schedule of lease commitments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,424,955	$ 2,341,202
Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,416,529	2,333,318
Within 1 year [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	85,549	80,049
Within 1 year [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	77,123	72,164
2-5 years [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	231,370	216,493
Thereafter [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,108,036	2,044,660
Thereafter [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,108,036	2,044,660
2-5 years [Member] | Office [Member]
Commitments and Contingencies (Details) - Schedule of lease commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 231,370	$ 216,493